Deferred income tax - Tax credit recognised in Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Tax credit recognized in income statement	$ (8)	$ 2	$ 13
Provision for temporary difference in investment in subsidiary	0
Unused tax losses for which no deferred tax asset recognised	4	0
Tax losses carried forward	14	0
Tax losses
Deferred income tax
Tax credit recognized in income statement	7	(3)	(1)
Employee benefit obligations
Deferred income tax
Tax credit recognized in income statement	2	(6)
Depreciation timing differences
Deferred income tax
Tax credit recognized in income statement	4
Provisions
Deferred income tax
Tax credit recognized in income statement	2	5	(3)
Other deferred tax assets
Deferred income tax
Tax credit recognized in income statement	(1)	9	(3)
Intangible assets
Deferred income tax
Tax credit recognized in income statement	22	18	19
Accelerated depreciation and other fair value adjustments
Deferred income tax
Tax credit recognized in income statement	(31)	(19)	(7)
Other deferred tax liabilities
Deferred income tax
Tax credit recognized in income statement	$ (13)	$ (2)	$ 8